Issued Capital and Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of restricted shares is as follows:

Balance, RSUs December 31, 2016	490
Granted	1,589
Converted into common shares	(521)
Cancelled	(8)
Balance, RSUs December 31, 2017	1,550
Converted into common shares	(117)
Granted	236
Balance, RSUs September 30, 2018	1,669

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model

August 21, 2018
Number of PSUs granted	699
Correlation coefficient between the peer group companies	13.1%
Risk-free interest rate	2.7%
Dividend rate	0%
Annualized volatility	71.9%
Peer Group average volatility	65.9%
Estimated forfeiture rate	11.6%
Fair value per PSU granted (CDN$)	8.50
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$)	5,945

Summary of Changes to Number of RS-Ps	A summary of changes to the number of PSUs is as follows:
Number of PSUs
Balance, PSUs December 31, 2017	-
Granted	699
Balance, PSUs September 30, 2018	699

Summary of Changes to Number of Deferred Share Units

During the nine months ended September 30, 2018, the Company granted 60 DSUs with the total estimated fair value of $370 to the Company’s directors in payment of directors’ fees.

Number of DSUs
Balance, DSUs December 31, 2016	9
Granted	73
Converted into common shares	(41)
Balance, DSUs December 31, 2017	42
Granted	60
Balance, DSUs September 30, 2018	102

Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model

During the nine months ended September 30, 2018, the Company granted a total of 90 stock options to its employees. The fair value of stock options granted are estimated on the date of grant using the Black-Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

January 24, 2018
Number of options granted	90
Exercise price per share (CDN$)	9.54
Risk-free interest rate	1.8%
Expected life	3
Annualized volatility	73%
Dividend rate	0%
Fair value per stock option granted (CDN$)	4.40
Total fair value of stock options granted (CDN$)	396

Summary of Stock Options Outstanding and Exercisable

Stock options outstanding and exercisable as at September 30, 2018 are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at September 30, 2018	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Exercisable as at September 30, 2018	Weighted Average Exercise Price CAD$
$1.35 - $1.50	999	0.97	1.44	999	1.44
$1.70 - $1.90	327	0.82	1.81	327	1.81
$2.35 - $3.75	790	2.37	2.62	790	2.62
$4.80 - $5.00	1,168	3.44	4.88	889	4.88
$8.05 - $11.05	2,003	3.54	8.29	1,457	8.22
	5,287	2.69	5.00	4,462	4.57

Summary of Changes to Stock Options Outstanding

A summary of changes to stock options outstanding is as follows:

	Number of Options	Weighted Average Exercise Price, (CDN$)
Balance, outstanding December 31, 2016	3,424	2.15
Granted	3,085	7.01
Exercised	(1,073)	2.22
Forfeited	(130)	5.20
Balance, outstanding December 31, 2017	5,306	4.85
Granted	90	9.54
Exercised	(109)	4.92
Balance, outstanding September 30, 2018	5,287	5.00